Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 17,121	$ 16,619
Work in process	3,243	2,643
Finished goods	2,741	573
Stores and spares	2,404	1,622
Packing material	110	102
Inventory Gross	25,619	21,559
Less: inventory allowances	(1,438)	0
Inventory Net	$ 24,181	$ 21,559